Financial income and expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Financial income and expenses
Financial income and expenses

	For the year ended December 31,
(In $ million)	2019	2018	2017
Interest income	14	5	3
Interest income on related party loans (refer to note 21)	15	17	17
Net gain in fair value of derivatives(a)	116	—	29
Net foreign currency exchange gain	—	19	—
Financial income	145	41	49
Interest expense:
Securitization Facility	(17)	(16)	(13)
Credit Agreement	(174)	(166)	(146)
Reynolds Notes:
5.750% Senior Secured Notes due 2020	(180)	(180)	(186)
6.875% Senior Secured Notes due 2021	(21)	(26)	(44)
Floating Rate Senior Secured Notes due 2021	(35)	(35)	(35)
5.125% Senior Secured Notes due 2023	(82)	(82)	(82)
8.250% Senior Notes due 2021	—	—	(4)
7.000% Senior Notes due 2024	(56)	(56)	(56)
Pactiv Notes:
8.125% Debentures due 2017	—	—	(11)
6.400% Notes due 2018	—	—	(1)
7.950% Debentures due 2025	(22)	(22)	(22)
8.375% Debentures due 2027	(17)	(17)	(17)
Lease liabilities	(27)	—	—
Amortization of:
Transaction costs	(17)	(16)	(17)
Fair value adjustment of acquired notes	—	(1)	1
Embedded derivatives	7	6	7
Net loss in fair value of derivatives(a)	—	(245)	—
Net foreign currency exchange loss	(5)	—	(36)
Loss on extinguishment of debt(b)(c)	—	(3)	(67)
Other	(5)	(6)	(10)
Financial expenses	(651)	(865)	(739)
Net financial income (expenses)	(506)	(824)	(690)

(a)	Refer to note 20.6 for information regarding changes in the valuation model used to value the embedded derivatives.

(b)	The 2018 loss on extinguishment of debt included $3 million of redemption premiums related to the repayment of the 6.875% Senior Secured Notes due 2021.

(c)
The 2017 loss on extinguishment of debt included $56 million related to the write-off of unamortized transaction costs and embedded derivatives arising from the repurchase of the 8.250% Senior Notes, the Credit Agreement refinancing and the Securitization Facility refinancing as well as $11 million of redemption premiums related to the repurchase of the 8.250% Senior Notes and 5.750% Senior Secured Notes due 2020.

Refer to note 16 for information on the Group's borrowings.